EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND
                (formerly EV Classic National Limited
                        Maturity Tax Free Fund)
             Supplement to Prospectus dated August 1, 1995

     The shareholders of the Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, the Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, the Fund and the Portfolio have changed their names to "EV Classic National Limited Maturity Municipals Fund" and "National Limited Maturity Municipals Portfolio," respectively. Also, the first sentence of the first paragraph under "How the Fund and the Portfolio Invest their Assets" is replaced with the following:

     The Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax.

December 11, 1995                                               C-LNAPS


         EV CLASSIC NATIONAL LIMITED MATURITY MUNICIPALS FUND
     (formerly EV Classic National Limited Maturity Tax Free Fund)
           Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. The Fund and the Portfolio have changed their names to "EV Classic National Limited Maturity Municipals Fund" and
"National Limited Maturity Municipals Portfolio," respectively.

     2. The following replaces the fourth paragraph under "Investment Restrictions":

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 11, 1995                                             C-LNASAIS


         EV MARATHON NATIONAL LIMITED MATURITY MUNICIPALS FUND
                (formerly EV Marathon National Limited
                        Maturity Tax Free Fund)
             Supplement to Prospectus dated August 1, 1995

     The shareholders of the Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, the Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, the Fund and the Portfolio have changed their names to "EV Marathon National Limited Maturity Municipals Fund" and "National Limited Maturity Municipals Portfolio," respectively. Also, the first sentence of the first paragraph under "How the Fund and the Portfolio Invest their Assets" is replaced with the following:

     The Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax.

December 11, 1995                                               M-LNAPS


         EV MARATHON NATIONAL LIMITED MATURITY MUNICIPALS FUND
    (formerly EV Marathon National Limited Maturity Tax Free Fund)
           Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. The Fund and the Portfolio have changed their names to "EV Marathon National Limited Maturity Municipals Fund" and
"National Limited Maturity Municipals Portfolio," respectively.

     2. The following replaces the fourth paragraph under "Investment Restrictions":

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 11, 1995                                             M-LNASAIS


                   EV TRADITIONAL NATIONAL LIMITED
                       MATURITY MUNICIPALS FUND
              (formerly EV Traditional National Limited
                        Maturity Tax Free Fund)
             Supplement to Prospectus dated August 1, 1995

     The shareholders of the Fund have approved a change to the Fund's fundamental investment policy. Effective immediately, the Fund may invest without limit in municipal obligations the interest on which is a tax preference item under the federal alternative minimum tax. In connection with this change, the Fund and the Portfolio have changed their names to "EV Traditional National Limited Maturity Municipals Fund" and "National Limited Maturity Municipals Portfolio," respectively. Also, the first sentence of the first paragraph under "How the Fund and the Portfolio Invest their Assets" is replaced with the following:

     The Fund seeks to achieve its investment objective by investing either directly or indirectly through another open-end management investment company primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations the interest on which is exempt from regular federal income tax.

December 11, 1995                                               T-LNAPS


       EV TRADITIONAL NATIONAL LIMITED MATURITY MUNICIPALS FUND
   (formerly EV Traditional National Limited Maturity Tax Free Fund)
           Supplement to Statement of Additional Information
                         dated August 1, 1995

     1. The Fund and the Portfolio have changed their names to "EV Traditional National Limited Maturity Municipals Fund" and
"National Limited Maturity Municipals Portfolio," respectively.

     2. The following replaces the fourth paragraph under "Investment Restrictions":

           The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund and the Portfolio will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

December 11, 1995                                             T-LNASAIS